Lease Arrangements - Lease Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Lease liabilities [abstract]
Current portion (classified under accrued expenses and other current liabilities)	$ 2,603.5		$ 2,176.5
Noncurrent portion	29,764.1	$ 968.6	20,764.2
Lease liabilities	$ 32,367.6		$ 22,940.7